Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Recoverable Taxes [abstract]
Withholding income tax on finance income	R$ 101,579	R$ 87,701
Income tax and social contribution	(9,584)	(9,872)
Others withholding income tax	19,710	36,212
Contributions over revenue	544	3,410
Other Taxes	(14,922)	(13,761)
Recoverable taxes	R$ 146,339	R$ 150,956